Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories.
Finished goods	$ 141,842	$ 167,225
Raw materials in progress and industrial supplies	126,587	141,998
Other inventories	37,731	37,916
Total inventories.	$ 306,160	$ 347,139